Deposits - Schedule of deposits on equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deposits on equipment:
Beginning balance	$ 33,273
Additions	230,397
Reclassification to property and equipment	(78,376)
Ending balance	185,294
Security deposits	29,715
Total long-term deposits	$ 215,009	$ 42,433